Taxation - Schedule of Deferred Tax Assets and Liabilities (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Deferred tax assets:
Allowances of credit losses	¥ 350
Allowance for inventory valuation allowance	361
Operating lease liabilities	6,227	1,509
Accrued liability	144
Deductible temporary difference related to advertising expenses	269
Net operating tax losses carried forward	21,645	783
Subtotal	28,996	2,292
Less: valuation allowance	(12,760)	(465)
Total deferred tax assets, net	16,236	1,827
Deferred tax liabilities:
Receivables of consideration for Divested Business	28,774
Operating lease right-of-use assets	6,394	1,694
Newly identified intangible assets arising from business combination	13,442	16,259
Unrealized investment income	(222)	297
Withholding tax on undistributed earnings	86,478	55,591
Total deferred tax liabilities	¥ 134,866	¥ 73,841